Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	iShares Inc
Entity Central Index Key	0000930667
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000109987
Shareholder Report [Line Items]
Fund Name	iShares U.S. Power Infrastructure ETF
Trading Symbol	POWR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Power Infrastructure ETF (the “Fund”) (formerly known as iShares MSCI Global Energy Producers ETF) for the period of September 1, 2025 to March 31, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Power Infrastructure ETF	$24Footnote Reference(a)	0.40%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund announced on August 25, 2025 to change its fiscal year end from August 31 to March 31. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 24	[1]
Expense Ratio, Percent	0.40%	[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 1, 2016 through March 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Total Market Index	S&P U.S. Power Infrastructure Select Index (Spliced)	MSCI All Country World Index (Net)
Mar 16	$10,000	$10,000	$10,000	$10,000
Apr 16	$10,902	$10,062	$10,905	$10,148
May 16	$10,603	$10,242	$10,609	$10,161
Jun 16	$11,034	$10,262	$11,053	$10,099
Jul 16	$10,795	$10,670	$10,819	$10,534
Aug 16	$10,911	$10,699	$10,934	$10,570
Sep 16	$11,185	$10,718	$11,204	$10,634
Oct 16	$11,046	$10,483	$11,066	$10,454
Nov 16	$11,634	$10,949	$11,658	$10,533
Dec 16	$12,113	$11,162	$12,130	$10,761
Jan 17	$11,705	$11,379	$11,723	$11,055
Feb 17	$11,475	$11,799	$11,482	$11,365
Mar 17	$11,516	$11,808	$11,522	$11,504
Apr 17	$11,303	$11,931	$11,300	$11,683
May 17	$11,179	$12,053	$11,170	$11,941
Jun 17	$10,978	$12,164	$10,959	$11,995
Jul 17	$11,428	$12,393	$11,405	$12,331
Aug 17	$11,158	$12,416	$11,138	$12,378
Sep 17	$12,167	$12,719	$12,138	$12,618
Oct 17	$12,432	$12,995	$12,403	$12,879
Nov 17	$12,630	$13,389	$12,592	$13,129
Dec 17	$13,193	$13,524	$13,144	$13,340
Jan 18	$13,700	$14,242	$13,647	$14,093
Feb 18	$12,581	$13,714	$12,517	$13,501
Mar 18	$12,746	$13,442	$12,684	$13,202
Apr 18	$13,926	$13,490	$13,847	$13,338
May 18	$14,128	$13,871	$14,059	$13,355
Jun 18	$14,261	$13,963	$14,174	$13,282
Jul 18	$14,533	$14,430	$14,437	$13,683
Aug 18	$14,112	$14,932	$14,015	$13,791
Sep 18	$14,738	$14,955	$14,638	$13,850
Oct 18	$13,295	$13,848	$13,207	$12,813
Nov 18	$12,794	$14,125	$12,700	$13,000
Dec 18	$11,656	$12,808	$11,559	$12,084
Jan 19	$12,720	$13,911	$12,624	$13,039
Feb 19	$13,022	$14,399	$12,918	$13,388
Mar 19	$13,205	$14,606	$13,096	$13,556
Apr 19	$13,261	$15,188	$13,157	$14,013
May 19	$12,154	$14,208	$12,047	$13,182
Jun 19	$12,906	$15,203	$12,797	$14,045
Jul 19	$12,459	$15,426	$12,356	$14,087
Aug 19	$11,493	$15,115	$11,385	$13,752
Sep 19	$12,069	$15,376	$11,960	$14,042
Oct 19	$11,979	$15,702	$11,870	$14,426
Nov 19	$12,011	$16,297	$11,891	$14,778
Dec 19	$12,680	$16,766	$12,556	$15,298
Jan 20	$11,402	$16,745	$11,295	$15,130
Feb 20	$9,723	$15,374	$9,620	$13,908
Mar 20	$6,966	$13,251	$6,893	$12,030
Apr 20	$8,105	$15,008	$8,031	$13,319
May 20	$8,172	$15,814	$8,080	$13,898
Jun 20	$8,244	$16,179	$8,149	$14,342
Jul 20	$8,054	$17,093	$7,965	$15,100
Aug 20	$8,169	$18,321	$8,070	$16,025
Sep 20	$7,118	$17,647	$7,032	$15,508
Oct 20	$6,690	$17,271	$6,610	$15,131
Nov 20	$8,570	$19,382	$8,449	$16,996
Dec 20	$8,995	$20,251	$8,876	$17,785
Jan 21	$9,203	$20,186	$9,076	$17,704
Feb 21	$10,630	$20,832	$10,482	$18,115
Mar 21	$10,831	$21,557	$10,673	$18,598
Apr 21	$10,824	$22,664	$10,669	$19,411
May 21	$11,434	$22,767	$11,258	$19,704
Jun 21	$11,931	$23,344	$11,747	$19,973
Jul 21	$11,101	$23,746	$10,933	$20,111
Aug 21	$11,144	$24,425	$10,977	$20,614
Sep 21	$12,359	$23,316	$12,203	$19,763
Oct 21	$13,223	$24,882	$13,038	$20,771
Nov 21	$12,373	$24,516	$12,170	$20,271
Dec 21	$12,880	$25,447	$12,678	$21,082
Jan 22	$14,668	$23,919	$14,385	$20,047
Feb 22	$15,081	$23,318	$14,959	$19,529
Mar 22	$16,208	$24,073	$16,003	$19,952
Apr 22	$16,100	$21,902	$15,930	$18,355
May 22	$18,228	$21,858	$17,966	$18,377
Jun 22	$15,579	$20,020	$15,304	$16,828
Jul 22	$16,768	$21,898	$16,440	$18,002
Aug 22	$17,226	$21,071	$16,966	$17,340
Sep 22	$15,580	$19,107	$15,332	$15,680
Oct 22	$18,439	$20,666	$18,098	$16,626
Nov 22	$19,091	$21,757	$18,672	$17,916
Dec 22	$18,283	$20,478	$17,903	$17,211
Jan 23	$18,794	$21,906	$18,401	$18,445
Feb 23	$17,837	$21,398	$17,533	$17,916
Mar 23	$17,658	$21,961	$17,299	$18,468
Apr 23	$18,406	$22,182	$18,030	$18,733
May 23	$16,722	$22,278	$16,380	$18,533
Jun 23	$17,785	$23,804	$17,407	$19,609
Jul 23	$18,950	$24,662	$18,581	$20,327
Aug 23	$19,281	$24,178	$18,901	$19,759
Sep 23	$19,901	$23,021	$19,537	$18,941
Oct 23	$19,053	$22,401	$18,652	$18,372
Nov 23	$18,960	$24,503	$18,573	$20,068
Dec 23	$19,031	$25,814	$18,656	$21,032
Jan 24	$18,964	$26,099	$18,640	$21,155
Feb 24	$19,393	$27,518	$18,996	$22,063
Mar 24	$20,960	$28,407	$20,497	$22,756
Apr 24	$21,232	$27,155	$20,846	$22,005
May 24	$21,351	$28,444	$20,839	$22,898
Jun 24	$20,783	$29,327	$20,326	$23,408
Jul 24	$20,912	$29,866	$20,472	$23,786
Aug 24	$20,676	$30,506	$20,218	$24,390
Sep 24	$19,906	$31,134	$19,494	$24,956
Oct 24	$19,688	$30,912	$19,101	$24,397
Nov 24	$20,234	$32,971	$19,629	$25,309
Dec 24	$18,856	$31,977	$18,268	$24,710
Jan 25	$19,200	$32,957	$18,698	$25,540
Feb 25	$19,493	$32,335	$18,877	$25,386
Mar 25	$20,505	$30,420	$19,886	$24,383
Apr 25	$18,218	$30,211	$17,722	$24,610
May 25	$18,764	$32,146	$18,186	$26,025
Jun 25	$19,854	$33,793	$19,251	$27,193
Jul 25	$20,340	$34,564	$19,739	$27,562
Aug 25	$21,128	$35,349	$20,460	$28,243
Sep 25	$21,033	$36,570	$20,375	$29,266
Oct 25	$21,321	$37,374	$20,678	$29,921
Nov 25	$21,795	$37,433	$21,137	$29,917
Dec 25	$20,749	$37,431	$20,129	$30,230
Jan 26	$21,788	$38,014	$21,143	$31,125
Feb 26	$23,554	$37,805	$22,864	$31,526
Mar 26	$23,192	$35,939	$22,508	$29,262

See “Average annual total returns” for additional information on fund performance.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 143,953,598
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 200,864
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$143,953,598
Number of Portfolio Holdings...
71
Net Investment Advisory Fees...
$200,864
Portfolio Turnover Rate...
90%

[1]	The Fund announced on August 25, 2025 to change its fiscal year end from August 31 to March 31. Expenses for a full reporting period would be higher than the amount shown.
[2]	Annualized.